UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended          December 31, 2006

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD            January 31, 2007

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      48

 Form 13F Information Table Value Total:      $      786,045
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]

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        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>

 AGL RESOURCES INC.         COM      001204106  6,615     170,000  SH       SOLE           170,000
 AIR PRODUCTS & CHEMICA     COM      009158106  8,785     125,000  SH       SOLE           125,000
 APACHE CORP.               COM      037411105  10,522    158,200  SH       SOLE           158,200
 AQUA AMERICA, INC.         COM      03836W103  8,019     352,000  SH       SOLE           352,000
 BAKER HUGHES, INC..        COM      057224107  15,305    205,000  SH       SOLE           205,000
 BJ SERVICES CO.            COM      055482103  21,697    740,000  SH       SOLE           740,000
 BP P.L.C.             SPONSORED ADR 055622104  22,143    330,000  SH       SOLE           330,000
 BRONCO DRILLING CO INC     COM      112211107    79       4,600   SH       SOLE            4,600
 CHEVRON CORP.              COM      166764100  46,692    635,000  SH       SOLE           635,000
 CONOCOPHILLIPS             COM      20825C104  40,068    556,891  SH       SOLE           556,891
 DEVON ENERGY CORP.         COM      25179M103  22,807    340,000  SH       SOLE           340,000
 DUKE ENERGY CORP.          COM      26441C105  7,227     217,624  SH       SOLE           217,624
 DUPONT EI DE NEMOURS       COM      263534109  7,672     157,500  SH       SOLE           157,500
 ENERGEN CORP.              COM      29265N108  18,776    400,000  SH       SOLE           400,000
 ENSCO INTERNATIONAL, I     COM      26874Q100  10,470    209,150  SH       SOLE           209,150
 EOG RESOURCES INC.         COM      26875P101  19,984    320,000  SH       SOLE           320,000
 EQUITABLE RESOURCES IN     COM      294549100  18,788    450,000  SH       SOLE           450,000
 EXXON MOBIL CORP.          COM      30231G102  95,404   1,245,000 SH       SOLE          1,245,000
 FLORIDA ROCK INDUSTRIE     COM      341140101  4,520     105,000  SH       SOLE           105,000
 GENERAL ELECTRIC CO.       COM      369604103  16,923    454,800  SH       SOLE           454,800
 GLOBALSANTAFE CORP.        COM      G3930E101  17,046    290,000  SH       SOLE           290,000
 GRANT PRIDECO INC          COM      38821G101  12,249    308,000  SH       SOLE           308,000
 HERCULES OFFSHORE, INC     COM      427093109  4,624     160,000  SH       SOLE           160,000
 HESS CORPORATION           COM      42809H107  9,666     195,000  SH       SOLE           195,000
 HOLLY CORP.           COM PAR $0.01 435758305  19,018    370,000  SH       SOLE           370,000
 MARATHON OIL CO.           COM      565849106  11,100    120,000  SH       SOLE           120,000
 MARTIN MARIETTA MATERI     COM      573284106  3,117      30,000  SH       SOLE           30,000
 MDU RESOURCES GROUP, I     COM      552690109  9,615     375,000  SH       SOLE           375,000
 MURPHY OIL CORP.           COM      626717102  11,009    216,500  SH       SOLE           216,500
 NABORS INDUSTRIES, LTD     COM      G6359F103  15,486    520,000  SH       SOLE           520,000
 NATIONAL FUEL GAS CO.      COM      636180101  7,708     200,000  SH       SOLE           200,000
 NEW JERSEY RESOURCES C     COM      646025106  9,716     200,000  SH       SOLE           200,000
 NEWFIELD EXPLORATION C     COM      651290108  8,041     175,000  SH       SOLE           175,000
 NOBLE CORP                 COM      G65422100  15,230    200,000  SH       SOLE           200,000
 NOBLE ENERGY INC.          COM      655044105  21,100    430,000  SH       SOLE           430,000
 OCCIDENTAL PETROLEUM C     COM      674599105  19,532    400,000  SH       SOLE           400,000
 QUESTAR CORP               COM      748356102  16,610    200,000  SH       SOLE           200,000
 ROHM & HAAS CO.            COM      775371107  10,224    200,000  SH       SOLE           200,000
 ROYAL DUTCH SHELL PLC-SPONSORED ADRA780259206  19,467    275,000  SH       SOLE           275,000
 SCHLUMBERGER LTD           COM      806857108  35,370    560,000  SH       SOLE           560,000
 SEMCO ENERGY INC.          COM      78412D109  4,089     670,300  SH       SOLE           670,300
 SUNCOR ENERGY              COM      867229106  7,891     100,000  SH       SOLE           100,000
 TODCO                      COM      88889T107  6,834     200,000  SH       SOLE           200,000
 TOTAL S.A.             SPONSORED ADR89151E109  15,822    220,000  SH       SOLE           220,000
 VALERO ENERGY CORP.        COM      91913Y100  22,255    435,000  SH       SOLE           435,000
 WEATHERFORD INT'L. LTD     COM      G95089101  20,626    493,560  SH       SOLE           493,560
 WILLIAMS COMPANIES, IN     COM      969457100  11,754    450,000  SH       SOLE           450,000
 XTO ENERGY                 COM      98385X106  18,350    390,000  SH       SOLE           390,000
                                                786,045
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